UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Multi-Sector Income Fund. The Fund has an October 31 fiscal year end.

Date of reporting period: July 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.63%
FHLMC	8.50%	7-1-2028	$89,904	$104,207
FHLMC	8.50	3-1-2030	57,931	60,781
FHLMC Series 0196 Class A ±	0.99	12-15-2021	62,227	62,798
FHLMC Series 1383 ±	5.82	2-1-2037	836,697	879,036
FHLMC Series 2011-K16 Class B ±144A	4.59	11-25-2046	1,000,000	980,082
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	168,368
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	768,437
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	643,826
FHLMC Series 2012-K18 Class B ±144A	4.26	1-25-2045	810,000	771,941
FHLMC Series 2012-K19 Class B ±144A	4.04	5-25-2045	1,000,000	934,955
FHLMC Series 2012-K501 Class C ±144A	3.49	11-25-2046	800,000	773,098
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,004,276
FHLMC Series 2012-K706 Class B ±144A	4.02	11-25-2044	500,000	498,187
FHLMC Series 2012-K706 Class C ±144A	4.02	11-25-2044	805,000	758,200
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	913,365
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	975,628
FHLMC Series 2012-K711 Class B ±144A	3.56	8-25-2045	264,000	252,958
FHLMC Series 2013-K713 Class B ±144A	3.17	4-25-2046	1,000,000	914,706
FHLMC Series 2390 Class FD ±	0.64	12-15-2031	51,080	51,367
FHLMC Series 2567 Class FH ±	0.59	2-15-2033	154,459	154,331
FHLMC Series K007 Class X1 ±(c)	1.22	4-25-2020	1,029,664	62,588
FHLMC Series K016 Class X1 ±(c)	1.58	10-25-2021	390,590	39,171
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-2022	6,950,280	684,547
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	9,258,175	949,926
FNMA ±	4.66	9-1-2032	1,632,717	1,747,009
FNMA	6.00	4-1-2033	71,200	78,703
FNMA ±	6.44	9-1-2037	1,113,474	1,206,374
FNMA	6.50	11-1-2032	63,433	65,420
FNMA	7.50	7-1-2017	66,936	71,156
FNMA	7.50	10-1-2028	9,346	9,376
FNMA	7.50	11-1-2028	156,483	169,291
FNMA	7.50	2-1-2030	39,479	40,099
FNMA	7.50	9-1-2030	93,169	99,790
FNMA	8.00	6-1-2030	27,772	28,298
FNMA	12.00	1-1-2016	6,430	6,593
FNMA Series 1996-46 Class FA ±	0.69	8-25-2021	33,694	33,808
FNMA Series 2001-25 Class Z	6.00	6-25-2031	309,651	344,479
FNMA Series 2001-35 Class F ±	0.79	7-25-2031	13,195	13,323
FNMA Series 2001-57 Class F ±	0.69	6-25-2031	13,284	13,389
FNMA Series 2002-77 Class FH ±	0.59	12-18-2032	102,220	102,610
FNMA Series 2002-97 Class FR ±	0.74	1-25-2033	27,149	27,276
FNMA Series G91-16 Class F ±	0.64	6-25-2021	41,018	41,115
FNMA Series G92-17 Class F ±	1.24	3-25-2022	93,030	94,485
GNMA	6.50	6-15-2028	55,869	62,377
GNMA	7.25	7-15-2017	18,999	20,678
GNMA	7.25	8-15-2017	42,212	45,299
GNMA	7.25	8-15-2017	21,643	22,150
GNMA	7.25	9-15-2017	32,172	34,595
GNMA	7.25	10-15-2017	58,600	62,669
GNMA	7.25	10-15-2017	32,514	34,735
GNMA	7.25	11-15-2017	25,867	27,637
GNMA	7.25	1-15-2018	9,688	9,721
GNMA	7.25	1-15-2018	14,193	15,678
GNMA	7.25	2-15-2018	24,347	25,097
GNMA	7.25	5-15-2018	12,801	12,846

Total Agency Securities (Cost $17,556,361)				17,972,855

Asset-Backed Securities : 0.12%
Bear Stearns Asset Backed Securities Series 2006 Class 1A2 ±	0.41	12-25-2035	117,867	117,251
CVS Pass-Through Trust Series T	6.04	12-10-2028	616,840	687,600

Total Asset-Backed Securities (Cost $808,394)				804,851

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.09%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)			1,161	$0

Telecommunication Services : 0.09%

Diversified Telecommunication Services : 0.09%
Fairpoint Communications Incorporated †			70,442	617,072

Total Common Stocks (Cost $1,617,838)				617,072

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 64.19%

Consumer Discretionary : 14.58%

Auto Components : 1.32%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$3,790,000	4,045,825
Cooper Tire & Rubber Company	7.63	3-15-2027	1,805,000	1,746,338
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	474,750
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	425,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	552,240
United Rentals North America Incorporated	5.75	7-15-2018	1,685,000	1,802,922

				9,047,075

Distributors : 0.28%
LKQ Corporation 144A	4.75	5-15-2023	1,975,000	1,893,531

Diversified Consumer Services : 1.33%
Ceridian Corporation 144A	11.00	3-15-2021	50,000	57,250
Service Corporation International 144A	5.38	1-15-2022	100,000	100,625
Service Corporation International	6.75	4-1-2016	475,000	517,750
Service Corporation International	7.00	6-15-2017	1,410,000	1,561,575
Service Corporation International	7.00	5-15-2019	650,000	699,563
Service Corporation International	7.50	4-1-2027	2,993,000	3,262,370
Service Corporation International	7.63	10-1-2018	680,000	780,300
Service Corporation International	8.00	11-15-2021	475,000	553,969
Sotheby’s 144A	5.25	10-1-2022	1,615,000	1,558,475

				9,091,877

Hotels, Restaurants & Leisure : 4.57%
Ameristar Casinos Incorporated	7.50	4-15-2021	2,580,000	2,754,150
Burger King Corporation	9.88	10-15-2018	850,000	959,438
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,646,200
CityCenter Holdings LLC	7.63	1-15-2016	600,000	636,000
CityCenter Holdings LLC ¥	10.75	1-15-2017	3,636,822	3,927,768
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,918,097
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	6,235,000	6,562,338
NAI Entertainment Holdings LLC 144A%%	5.00	8-1-2018	2,200,000	2,205,500
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	297,000	322,542
Penn National Gaming Incorporated	8.75	8-15-2019	250,000	274,375
Ruby Tuesday Incorporated	7.63	5-15-2020	2,025,000	2,014,875
Scientific Games Corporation	9.25	6-15-2019	485,000	527,438
Speedway Motorsports Incorporated	6.75	2-1-2019	525,000	553,875

				31,302,596

Household Durables : 0.10%
American Greetings Corporation	7.38	12-1-2021	475,000	471,438

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Tempur-Pedic International Incorporated 144A	6.88%	12-15-2020	$200,000	$212,000

				683,438

Internet & Catalog Retail : 0.12%
Expedia Incorporated	5.95	8-15-2020	750,000	786,256

Media : 5.21%
Allbritton Communications Company	8.00	5-15-2018	1,275,000	1,378,594
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,509,775
CBS Corporation	8.88	5-15-2019	750,000	972,309
CCO Holdings LLC	5.75	1-15-2024	170,000	158,950
CCO Holdings LLC	6.50	4-30-2021	1,400,000	1,438,500
CCO Holdings LLC	8.13	4-30-2020	450,000	489,375
Cinemark USA Incorporated	5.13	12-15-2022	575,000	554,156
Cinemark USA Incorporated	7.38	6-15-2021	775,000	844,750
CSC Holdings LLC	7.63	7-15-2018	625,000	718,750
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,262,250
CSC Holdings LLC	8.50	4-15-2014	400,000	419,600
CSC Holdings LLC	8.63	2-15-2019	383,000	448,110
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	721,553
DISH DBS Corporation 144A	5.13	5-1-2020	350,000	343,875
DISH DBS Corporation	7.88	9-1-2019	480,000	546,000
EchoStar DBS Corporation	7.13	2-1-2016	125,000	136,875
EchoStar DBS Corporation	7.75	5-31-2015	350,000	380,625
Gray Television Incorporated	7.50	10-1-2020	3,610,000	3,799,525
Interpublic Group of Companies	4.00	3-15-2022	750,000	729,609
Lamar Media Corporation	5.88	2-1-2022	690,000	710,700
Lamar Media Corporation	7.88	4-15-2018	2,250,000	2,424,375
Lamar Media Corporation Series C	9.75	4-1-2014	315,000	330,750
LIN Television Corporation	6.38	1-15-2021	275,000	286,000
LIN Television Corporation	8.38	4-15-2018	1,625,000	1,746,875
Local TV Finance LLC 144A	9.25	6-15-2015	4,775,000	4,846,625
Lynx I Corporation 144A	5.38	4-15-2021	365,000	369,563
Lynx II Corporation 144A	6.38	4-15-2023	365,000	374,581
National CineMedia LLC	6.00	4-15-2022	1,860,000	1,943,700
National CineMedia LLC	7.88	7-15-2021	650,000	708,500
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	1,000,000	1,035,000
Regal Cinemas Corporation	8.63	7-15-2019	2,650,000	2,875,250
Regal Entertainment Group	5.75	6-15-2023	400,000	389,500
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	767,714

				35,662,314

Multiline Retail : 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	608,140

Specialty Retail : 1.56%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	448,875
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	590,390
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,200,000	1,227,000
Hot Topic Incorporated 144A	9.25	6-15-2021	50,000	52,000
Limited Brands Incorporated	6.63	4-1-2021	800,000	880,000
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,189,650
RadioShack Corporation	6.75	5-15-2019	2,160,000	1,501,200
Rent-A-Center Incorporated	6.63	11-15-2020	1,651,000	1,766,570
Sonic Automotive Incorporated	5.00	5-15-2023	190,000	183,350
Toys “R” Us Property Company I LLC	10.75	7-15-2017	795,000	840,720
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,905,000	2,012,156

				10,691,911

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.43%

Food & Staples Retailing : 0.09%
SABMiller Holdings Incorporated 144A	3.75%	1-15-2022	$600,000	$611,671

Food Products : 0.23%
B&G Foods Incorporated	4.63	6-1-2021	875,000	845,469
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	751,566

				1,597,035

Tobacco : 0.11%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	749,761

Energy : 11.76%

Energy Equipment & Services : 3.60%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	295,625
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,155,000	1,230,075
Era Group Incorporated	7.75	12-15-2022	2,565,000	2,565,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,490,000	4,591,025
Hornbeck Offshore Services Incorporated 144A	5.00	3-1-2021	3,030,000	2,908,800
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	505,000	513,838
NGPL PipeCo LLC 144A	7.77	12-15-2037	5,130,000	4,565,700
Northern Tier Energy LLC 144A	7.13	11-15-2020	1,435,000	1,438,588
Oil States International Incorporated 144A	5.13	1-15-2023	750,000	825,000
Oil States International Incorporated	6.50	6-1-2019	1,765,000	1,888,550
PHI Incorporated	8.63	10-15-2018	3,662,000	3,826,790

				24,648,991

Oil, Gas & Consumable Fuels : 8.16%
CVR Refining LLC 144A	6.50	11-1-2022	1,675,000	1,608,000
Denbury Resources Incorporated	6.38	8-15-2021	50,000	52,500
Denbury Resources Incorporated	8.25	2-15-2020	1,010,000	1,111,000
El Paso Corporation	6.50	9-15-2020	445,000	478,120
El Paso Corporation	7.00	6-15-2017	850,000	947,372
El Paso Corporation	7.25	6-1-2018	1,585,000	1,802,697
El Paso Corporation	7.42	2-15-2037	800,000	777,233
El Paso Corporation	7.80	8-1-2031	1,850,000	1,954,601
El Paso Pipeline Partners LP	6.50	4-1-2020	750,000	873,710
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,491,375
Energy Transfer Partners LP	5.20	2-1-2022	750,000	802,787
Exterran Partners LP 144A	6.00	4-1-2021	2,300,000	2,334,500
Ferrellgas LP	9.13	10-1-2017	1,145,000	1,202,250
Inergy Midstream LP 144A	6.00	12-15-2020	1,100,000	1,105,500
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	748,174
Nabors Industries Incorporated	4.63	9-15-2021	750,000	750,623
Petrohawk Energy Corporation	7.88	6-1-2015	790,000	803,825
Petrohawk Energy Corporation	10.50	8-1-2014	495,000	520,369
Phillips 66	4.30	4-1-2022	625,000	644,027
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	744,298
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,507,111
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,195,495
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,208,125
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	360,000	335,250
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,123,000	5,082,090
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,053,313
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	850,000	838,313
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	850,000	828,750
Sabine Pass LNG LP 144A	6.50	11-1-2020	4,180,000	4,347,200
Sabine Pass LNG LP	7.50	11-30-2016	4,085,000	4,493,500
Semgroup LP 144A	7.50	6-15-2021	2,525,000	2,556,563
Suburban Propane Partners LP	7.38	3-15-2020	790,000	845,300
Suburban Propane Partners LP	7.38	8-1-2021	309,000	332,175

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Suburban Propane Partners LP	7.50%	10-1-2018	$422,000	$455,760
Tesoro Corporation	9.75	6-1-2019	945,000	1,039,500
Weatherford International Incorporated	6.35	6-15-2017	650,000	734,844
Western Gas Partners	5.38	6-1-2021	503,000	544,974
Williams Partners LP	3.35	8-15-2022	750,000	692,797

				55,844,021

Financials : 14.24%

Capital Markets : 0.25%
Ace Securities Corporation ±	0.59	8-25-2045	208,244	207,249
Ace Securities Corporation ±	2.82	6-25-2033	651,529	647,124
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	835,405

				1,689,778

Commercial Banks : 1.11%
CIT Group Incorporated	5.00	5-15-2017	250,000	263,750
CIT Group Incorporated	5.25	3-15-2018	500,000	531,250
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,337,156
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	607,750
City National Bank	5.38	7-15-2022	500,000	535,640
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	3,650,000	3,587,950
HSBC Bank USA	6.00	8-9-2017	650,000	738,667

				7,602,163

Consumer Finance : 7.21%
Ally Financial Incorporated	5.50	2-15-2017	750,000	793,166
Ally Financial Incorporated	7.50	9-15-2020	1,160,000	1,347,050
Ally Financial Incorporated	8.00	3-15-2020	940,000	1,106,850
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,216,831
American General Finance Corporation	5.40	12-1-2015	1,625,000	1,641,250
American General Finance Corporation	5.75	9-15-2016	1,100,000	1,108,250
American General Finance Corporation	6.50	9-15-2017	200,000	200,000
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	940,000	996,400
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	1,450,000	1,537,000
Discover Financial Services	5.20	4-27-2022	750,000	787,390
First Data Corporation 144A	11.75	8-15-2021	2,390,000	2,282,450
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	704,979
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	293,319
General Motors Financial Company Incorporated 144A	4.75	8-15-2017	275,000	288,406
General Motors Financial Company Incorporated	6.75	6-1-2018	1,415,000	1,577,725
GMAC LLC	6.75	12-1-2014	998,000	1,055,385
GMAC LLC	7.50	12-31-2013	3,620,000	3,701,450
Homer City Funding LLC ¥	9.23	10-1-2026	1,351,973	1,419,572
International Lease Finance Corporation 144A	6.75	9-1-2016	100,000	110,000
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	84,563
International Lease Finance Corporation	8.63	9-15-2015	900,000	996,750
JBS USA Finance Incorporated	11.63	5-1-2014	3,745,000	3,980,186
Level 3 Financing Incorporated	10.00	2-1-2018	2,010,000	2,170,800
Nielsen Finance LLC Company	7.75	10-15-2018	5,350,000	5,818,125
SLM Corporation	7.25	1-25-2022	745,000	789,700
SLM Corporation	8.00	3-25-2020	3,290,000	3,668,350
SLM Corporation	8.45	6-15-2018	1,675,000	1,926,451
Springleaf Finance Corporation 144A	6.00	6-1-2020	2,285,000	2,107,913
Springleaf Finance Corporation	6.90	12-15-2017	4,620,000	4,643,100

				49,353,411

Diversified Financial Services : 2.24%
Bank of America Corporation	3.70	9-1-2015	650,000	679,977
Bank of America Corporation	5.70	1-24-2022	250,000	281,002

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Blackstone Holdings Finance Company LLC 144A	5.88%	3-15-2021	$750,000	$834,593
Citigroup Incorporated	4.50	1-14-2022	250,000	263,605
Citigroup Incorporated	6.00	8-15-2017	650,000	737,144
General Electric Capital Corporation	4.65	10-17-2021	650,000	693,683
HUB International Limited Company 144A	8.13	10-15-2018	2,895,000	3,075,938
ING US Incorporated 144A	5.50	7-15-2022	750,000	810,329
JPMorgan Chase & Company	3.38	5-1-2023	750,000	696,830
LTS Buyer LLC	8.00	4-12-2021	50,000	50,313
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,397,848
MPH Intermediate Holding Company 144A¥	8.38	8-1-2018	325,000	331,906
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	521,250
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	672,750
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,515,500
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	739,125

				15,301,793

Insurance : 0.59%
American International Group Incorporated	4.88	6-1-2022	750,000	816,256
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	610,000	619,150
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	716,671
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	777,850
Prudential Covered Trust Company 144A	3.00	9-30-2015	432,000	446,736
WR Berkley Corporation	4.63	3-15-2022	650,000	681,645

				4,058,308

Real Estate Management & Development : 0.82%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,285,000	3,490,313
Onex Corporation 144A	7.75	1-15-2021	2,100,000	2,110,500

				5,600,813

REITs : 2.02%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	666,769
American Tower Corporation	5.90	11-1-2021	650,000	715,215
Dupont Fabros Technology Incorporated	8.50	12-15-2017	5,560,000	5,907,500
Essex Portfolio LP	3.63	8-15-2022	750,000	724,331
Health Care Incorporated	5.25	1-15-2022	650,000	708,604
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,925,875
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	828,750
Sabra Health Care Incorporated	8.13	11-1-2018	943,000	1,013,725
Ventas Realty LP	4.25	3-1-2022	650,000	659,945
WEA Finance LLC 144A	4.63	5-10-2021	650,000	687,883

				13,838,597

Health Care : 2.98%

Biotechnology : 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	744,569

Health Care Equipment & Supplies : 0.36%
Boston Scientific Corporation	6.00	1-15-2020	750,000	855,839
Hologic Incorporated	6.25	8-1-2020	1,530,000	1,619,888

				2,475,727

Health Care Providers & Services : 2.28%
Aviv HealthCare Properties LP	7.75	2-15-2019	1,350,000	1,451,250
Centene Corporation	5.75	6-1-2017	1,000,000	1,056,250
Community Health Systems Incorporated	5.13	8-15-2018	425,000	433,500
Community Health Systems Incorporated	7.13	7-15-2020	775,000	793,406

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Coventry Health Care Incorporated	5.45%	6-15-2021	$750,000	$842,486
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	531,563
Express Scripts Holding Company	3.90	2-15-2022	665,000	677,478
HCA Incorporated	6.50	2-15-2020	1,875,000	2,067,188
HCA Incorporated	7.50	11-15-2095	800,000	722,000
HCA Incorporated	8.50	4-15-2019	740,000	801,050
Health Management Associates Incorporated	6.13	4-15-2016	175,000	193,156
HealthSouth Corporation	5.75	11-1-2024	410,000	403,338
HealthSouth Corporation	7.25	10-1-2018	360,000	387,900
HealthSouth Corporation	8.13	2-15-2020	495,000	542,025
Humana Incorporated	7.20	6-15-2018	750,000	895,901
MPT Operating Partnership LP	6.38	2-15-2022	475,000	499,938
MPT Operating Partnership LP	6.88	5-1-2021	775,000	827,313
Multiplan Incorporated 144A	9.88	9-1-2018	1,440,000	1,594,800
Select Medical Corporation 144A	6.38	6-1-2021	940,000	911,800

				15,632,342

Life Sciences Tools & Services : 0.12%
Life Technologies Corporation	6.00	3-1-2020	750,000	850,646

Pharmaceuticals : 0.11%
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	716,540

Industrials : 3.31%

Aerospace & Defense : 0.20%
TransDigm Group Incorporated 144A	5.50	10-15-2020	550,000	537,625
TransDigm Group Incorporated	7.75	12-15-2018	750,000	799,688

				1,337,313

Air Freight & Logistics : 0.42%
Bristow Group Incorporated	6.25	10-15-2022	2,740,000	2,849,600

Airlines : 0.43%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,412,768
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	799,365
Delta Air Lines Incorporated	4.75	11-7-2021	713,576	763,526

				2,975,659

Commercial Services & Supplies : 1.27%
ADT Corporation	3.50	7-15-2022	750,000	627,563
Covanta Holding Corporation	6.38	10-1-2022	225,000	231,639
Covanta Holding Corporation	7.25	12-1-2020	230,000	248,721
Geo Group Incorporated 144A	5.13	4-1-2023	1,775,000	1,717,313
Geo Group Incorporated	6.63	2-15-2021	365,000	388,725
Geo Group Incorporated	7.75	10-15-2017	2,250,000	2,356,875
Interface Incorporated	7.63	12-1-2018	125,000	133,750
Iron Mountain Incorporated	8.38	8-15-2021	1,385,000	1,500,994
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	779,873
Republic Services Incorporated	3.55	6-1-2022	750,000	731,524

				8,716,977

Machinery : 0.51%
Columbus McKinnon Corporation	7.88	2-1-2019	725,000	772,125
H&E Equipment Services Incorporated	7.00	9-1-2022	2,565,000	2,744,550

				3,516,675

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Professional Services : 0.29%
Interactive Data Corporation	10.25%	8-1-2018	$1,250,000	$1,400,000
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	591,729

				1,991,729

Transportation Infrastructure : 0.19%
Florida East Coast Railway Corporation	8.13	2-1-2017	885,000	938,100
Watco Companies LLC 144A	6.38	4-1-2023	345,000	344,138

				1,282,238

Information Technology : 3.87%

Communications Equipment : 0.30%
Avaya Incorporated	9.75	11-1-2015	575,000	563,500
CyrusOne LP	6.38	11-15-2022	300,000	315,000
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,015,150
SBA Communications Corporation	5.63	10-1-2019	160,000	161,200

				2,054,850

Computers & Peripherals : 0.24%
Hewlett-Packard Company	4.05	9-15-2022	750,000	731,436
NCR Corporation	5.00	7-15-2022	920,000	890,100

				1,621,536

Electronic Equipment, Instruments & Components : 1.12%
CDW Financial Corporation	12.54	10-12-2017	592,000	624,560
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,237,688
L-3 Communications Corporation	4.95	2-15-2021	750,000	794,315

				7,656,563

Internet Software & Services : 0.06%
Equinix Incorporated	4.88	4-1-2020	170,000	168,300
Equinix Incorporated	7.00	7-15-2021	75,000	82,125
Verisign Incorporated 144A	4.63	5-1-2023	170,000	163,200

				413,625

IT Services : 1.90%
Audatex North America Incorporated 144A	6.00	6-15-2021	1,400,000	1,424,500
Audatex North America Incorporated	6.75	6-15-2018	750,000	800,625
Fidelity National Information Services Incorporated	7.88	7-15-2020	1,000,000	1,105,171
First Data Corporation 144A	7.38	6-15-2019	625,000	656,250
First Data Corporation	11.25	3-31-2016	3,489,000	3,471,555
SunGard Data Systems Incorporated	7.38	11-15-2018	5,007,000	5,307,420
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	271,250

				13,036,771

Software : 0.25%
CA Incorporated	5.38	12-1-2019	750,000	829,929
Nuance Communications Incorporated 144A	5.38	8-15-2020	925,000	901,875

				1,731,804

Materials : 1.11%

Chemicals : 0.33%
Chemtura Corporation	5.75	7-15-2021	575,000	572,125
Dow Chemical Company	4.13	11-15-2021	750,000	775,544

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Tronox Finance LLC 144A	6.38%	8-15-2020	$925,000	$885,688

				2,233,357

Containers & Packaging : 0.48%
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	185,000	205,350
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	570,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,492,488
Sealed Air Corporation 144A	6.88	7-15-2033	1,075,000	1,021,250

				3,289,088

Metals & Mining : 0.08%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	542,587
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2014	3,170,000	0

				542,587

Paper & Forest Products : 0.22%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,500,233

Telecommunication Services : 8.27%

Diversified Telecommunication Services : 3.41%
CenturyLink Incorporated	5.80	3-15-2022	600,000	597,000
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,739,569
Frontier Communications Corporation	8.13	10-1-2018	845,000	942,175
Frontier Communications Corporation	8.25	5-1-2014	4,000	4,160
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,175,200
Frontier Communications Corporation	8.50	4-15-2020	525,000	582,750
GCI Incorporated	6.75	6-1-2021	2,330,000	2,190,200
GCI Incorporated	8.63	11-15-2019	5,625,000	5,835,938
Qwest Corporation	7.13	11-15-2043	795,000	805,383
Qwest Corporation	7.25	9-15-2025	1,040,000	1,166,734
Qwest Corporation	7.63	8-3-2021	230,000	251,850
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,405,400
Windstream Corporation	7.88	11-1-2017	2,330,000	2,609,600

				23,305,959

Wireless Telecommunication Services : 4.86%
Cricket Communications Incorporated	7.75	10-15-2020	1,930,000	2,195,375
Crown Castle International Corporation	5.25	1-15-2023	1,225,000	1,179,063
Crown Castle International Corporation	7.13	11-1-2019	75,000	80,813
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	852,151
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	170,000	173,400
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,465,000
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	160,000	163,200
MetroPCS Wireless Incorporated	7.88	9-1-2018	1,950,000	2,115,750
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	731,754
SBA Telecommunications Corporation	5.75	7-15-2020	2,000,000	2,045,000
SBA Telecommunications Corporation	8.25	8-15-2019	15,000	16,238
Sprint Capital Corporation	6.88	11-15-2028	13,360,000	12,291,200
Sprint Capital Corporation	8.75	3-15-2032	1,855,000	1,957,025
Sprint Nextel Corporation 144A	9.00	11-15-2018	325,000	385,125
Sprint Nextel Corporation	11.50	11-15-2021	625,000	831,250
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	3,275,000	3,291,375
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	1,400,000	1,489,250

				33,262,969

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 3.64%

Electric Utilities : 1.57%
Energy Future Intermediate Holding Company LLC 144A	6.88%	8-15-2017	$500,000	$510,000
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	807,980
IPALCO Enterprises Incorporated	5.00	5-1-2018	1,075,000	1,118,000
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,925,000	2,122,313
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,030,315
Otter Tail Corporation	9.00	12-15-2016	1,835,000	2,124,013
PNM Resources Incorporated	9.25	5-15-2015	9,000	10,103

				10,722,724

Gas Utilities : 0.41%
AmeriGas Finance LLC	6.50	5-20-2021	45,000	46,800
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,885,938
AmeriGas Finance LLC	7.00	5-20-2022	795,000	846,675

				2,779,413

Independent Power Producers & Energy Traders : 1.44%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	4,433,000	4,632,485
NRG Energy Incorporated	8.50	6-15-2019	1,615,000	1,744,200
NSG Holdings LLC 144A	7.75	12-15-2025	2,175,000	2,294,625
Reliant Energy Incorporated	9.24	7-2-2017	759,521	786,104
Reliant Energy Incorporated	9.68	7-2-2026	410,000	430,500

				9,887,914

Multi-Utilities : 0.22%
Ameren Illinois Company	9.75	11-15-2018	500,000	674,283
CMS Energy Corporation	5.05	3-15-2022	750,000	817,588
				1,491,871

Total Corporate Bonds and Notes (Cost $425,322,237)				439,284,759

Foreign Corporate Bonds and Notes @: 3.86%

Consumer Discretionary : 0.48%

Automobiles : 0.09%
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	504,294
Servus Luxembourg Holding SCA (EUR) 144A	7.75	6-15-2018	100,000	133,700

				637,994

Hotels, Restaurants & Leisure : 0.11%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	500,000	737,736

Media : 0.28%
Arqiva Broadcast Finance plc (GBP) 144A	9.50	3-31-2020	100,000	163,154
Telenet Finance V Luxemburg SCA (EUR)	6.25	8-15-2022	400,000	548,104
Unitymedia Hessen GmbH & Company (EUR) 144A	5.13	1-21-2023	500,000	641,229
Ziggo Holding BV (EUR)	3.63	3-27-2020	400,000	526,153

				1,878,640

Consumer Staples : 0.34%

Food & Staples Retailing : 0.17%
Foodcorp Limited (EUR)	8.75	3-1-2018	820,000	1,180,885

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products : 0.17%
BRF SA 144A (BRL)	7.75%	5-22-2018	$3,100,000	$1,153,659

Financials : 2.28%

Commercial Banks : 1.96%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,400,039
European Investment Bank (AUD)	6.13	1-23-2017	4,930,000	4,801,766
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	934,264
KfW (AUD)	6.25	5-19-2021	1,210,000	1,214,123
KfW (AUD)	6.38	2-17-2015	3,319,000	2,760,562
Sberbank Rossii (NZD)	7.00	1-31-2016	44,000,000	1,334,891

				13,445,645

Consumer Finance : 0.09%
Fiat Industrial SpA (EUR)	6.25	3-9-2018	400,000	588,387

Diversified Financial Services : 0.23%
General Electric Capital Corporation (NZD)	4.25	1-17-2018	2,000,000	1,545,176

Industrials : 0.39%

Building Products : 0.08%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	554,257

Commercial Services & Supplies : 0.05%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	339,605

Trading Companies & Distributors : 0.04%
Rexel SA (EUR)	7.00	12-17-2018	200,000	290,681

Transportation Infrastructure : 0.22%
Heathrow Funding Limited (EUR)	4.60	2-15-2020	1,000,000	1,498,663

Information Technology : 0.04%

Software : 0.04%
Teamsystem Holdings SpA (EUR) 144A	7.38	5-15-2020	200,000	256,758

Materials : 0.08%

Paper & Forest Products : 0.08%
Smurfit Kappa Funding plc (EUR)	7.25	11-15-2017	400,000	558,747

Telecommunication Services : 0.15%

Diversified Telecommunication Services : 0.11%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	429,796
Virgin Media Finance plc (GBP)	8.88	10-15-2019	201,000	334,055

				763,851

Wireless Telecommunication Services : 0.04%
Interxion Holding NV (EUR) 144A	6.00	7-15-2020	200,000	268,731

Utilities : 0.10%

Water Utilities : 0.10%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	708,411

Total Foreign Corporate Bonds and Notes (Cost $25,271,923)				26,407,826

Foreign Government Bonds @: 25.81%
Australia (AUD)	3.25	4-21-2025	3,350,000	2,811,598
Brazil (BRL)	8.50	1-5-2024	14,580,000	5,959,563

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Brazil (BRL)	10.00%	1-1-2017	31,000,000	$13,452,181
Chile (CLP)	5.50	8-5-2020	1,700,000,000	3,357,984
Colombia (COP)	7.75	4-14-2021	5,250,000,000	3,231,323
Hungary (HUF)	6.75	11-24-2017	2,165,000,000	10,130,834
Indonesia (IDR)	7.38	9-15-2016	83,100,000,000	8,112,678
Korea (KRW)	5.25	3-10-2027	2,830,000,000	2,968,373
Malaysia (MYR)	3.26	3-1-2018	16,250,000	4,912,304
Malaysia (MYR)	4.26	9-15-2016	21,100,000	6,638,988
Mexico (MXN)	7.25	12-15-2016	163,040,000	13,777,922
Mexico (MXN)	7.75	11-13-2042	111,390,000	9,323,952
New Zealand (NZD)	5.50	4-15-2023	5,625,000	4,935,260
Nigeria (NGN)	15.10	4-27-2017	500,000,000	3,230,386
Poland (PLN) ¤	0.00	7-25-2015	11,800,000	3,494,368
Poland (PLN)	4.00	10-25-2023	22,850,000	7,099,071
Republic of South Africa (ZAR)	2.00	1-31-2025	9,990,884	1,024,193
Republic of South Africa (ZAR)	2.60	3-31-2028	70,088,640	7,536,793
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	5,019,957
Romania (RON)	6.00	4-30-2016	11,750,000	3,650,387
Russia (RUB)	7.00	1-25-2023	579,000,000	17,118,016
Russia (RUB)	7.50	3-15-2018	172,600,000	5,461,133
State of New South Wales Australia (AUD)	6.00	3-1-2022	3,600,000	3,642,765
State of Queensland Australia (AUD)	6.00	7-21-2022	4,000,000	3,982,134
Thailand (THB)	3.25	6-16-2017	216,500,000	6,912,928
Turkey (TRY)	6.30	2-14-2018	20,525,000	9,573,633
Turkey (TRY)	9.00	3-8-2017	18,000,000	9,297,761

Total Foreign Government Bonds (Cost $194,574,599)				176,656,485

Municipal Obligations : 0.05%

New York : 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	$345,000	336,437

Total Municipal Obligations (Cost $345,000)				336,437

Non-Agency Mortgage Backed Securities : 7.56%
American General Mortgage Loan Series 2009 Class 1-A6 ±144A	5.75	9-25-2048	1,000,000	1,007,738
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3-25-2058	460,000	481,689
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.12	9-25-2046	3,782,637	2,562,722
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.09	4-25-2034	98,417	94,624
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	300,922	295,420
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.86	7-10-2044	1,340,000	1,397,383
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.25	2-10-2051	550,000	603,076
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	622,270	643,426
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.38	1-26-2037	68,365	68,263
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	3.01	2-25-2033	185,532	176,082
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	21,760	21,845
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	318,000	357,144
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	112,514
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.47	12-25-2035	46,558	46,162
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	381,252	382,870
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	133,183	135,729
Centex Home Equity Series 2003-C Class AF4	5.46	4-25-2032	57,297	57,815
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	305,000	305,229
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2-25-2030	138,370	138,466
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.75	3-15-2049	680,000	739,784
Citigroup Commercial Mortgage Trust Series 2006 Class C5	5.46	10-15-2049	325,000	355,565
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.70	12-10-2049	450,000	497,854
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C ±144A	4.88	9-10-2045	1,000,000	987,784

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.57%	12-25-2033	$112,446	$105,618
Commercial Mortgage Pass Through Trust Series 2006-C8 Class AM	5.35	12-10-2046	595,000	646,128
Commercial Mortgage Pass Through Trust Series 2012-CR2 Class C ±	4.86	8-15-2045	1,000,000	981,334
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.82	2-25-2034	97,099	100,853
Countrywide Home Loans Series 2003-48 Class 2A2 ±	0.69	10-25-2033	201,756	202,001
Credit Based Asset Servicing Series 2005-CB2 Class M1 ±	0.85	4-25-2036	319,160	309,906
Credit Suisse First Boston Mortgage Securities Series 2002-AR5 Class 1A1 ±	2.22	9-25-2032	665,776	653,237
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.80	6-25-2033	281,445	273,609
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.38	3-25-2033	55,747	55,330
Credit Suisse Mortgage Capital Certificate Series 2006 ±	5.80	6-15-2038	1,045,000	1,147,487
Credit Suisse Mortgage Capital Certificate Series 2006-C4 Class AM	5.51	9-15-2039	1,000,000	1,061,784
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	434,262
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.47	10-25-2035	65,653	65,591
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	482,763	468,434
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	19,409	18,325
Global Mortgage Securitization Limited Series 2004-A Class A2 ±144A	0.51	11-25-2032	583,230	550,283
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.60	7-25-2034	17,333	17,635
Greenpoint Mortgage Funding Trust Series 2005-HE4 Class 1A1 ±	0.63	7-25-2030	44,567	42,441
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.86	7-10-2038	2,570,000	2,816,720
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	533,685
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-2038	835,000	904,598
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.80	8-10-2045	1,000,000	1,113,602
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.53	8-10-2043	6,548,591	482,271
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.61	5-10-2045	4,929,293	673,011
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	5.55	6-25-2034	66,500	68,060
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.62	4-25-2035	23,069	22,271
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.49	3-25-2035	232,466	221,890
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.49	5-25-2036	363,265	355,633
Home Equity Asset Trust Series 2006-3 Class 2A3 ±	0.37	7-25-2036	12,132	12,087
JPMorgan Chase Commercial Mortgage Trust Series 2006-LDP9 Class AM	5.37	5-15-2047	1,000,000	1,060,711
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	966,143
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.87	2-12-2051	785,000	883,221
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.72	7-25-2034	150,880	148,729
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.85	7-25-2034	165,118	160,885
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	4.15	6-25-2035	566,005	553,554
JPMorgan Mortgage Trust Series 2005-A5 Class 3A2 ±	2.46	8-25-2035	37,034	37,008
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00	2-27-2037	92,290	92,807
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2-27-2037	506,440	515,427
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	821,351
LB-UBS Commercial Mortgage Trust Series 2008-C1 ClassAM ±	6.15	4-15-2041	820,000	925,749
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.36	12-25-2036	3,222,532	2,090,040
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.84	12-25-2033	886,888	868,050
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	4.79	1-25-2034	41,946	41,764
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.62	11-21-2034	53,001	54,076
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	110,550	112,704
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12-12-2049	340,000	369,187
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.74	6-12-2050	470,000	526,169
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	929,050
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	120,000	120,686
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.68	5-12-2039	565,000	616,595
Mid State Trust Series 11 Class A1	4.86	7-15-2038	285,661	305,121
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.10	1-25-2029	218,822	211,072

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA ±144A(c)	1.90%	8-15-2045	$5,926,878	$600,357
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class C ±	4.54	11-15-2045	1,000,000	957,273
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.24	12-27-2033	793,536	758,619
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	685,192
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	545,715
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,085,887
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	27,340
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	544,823
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	500,000	551,309
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.80	8-15-2045	615,000	676,030
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A ±144A	0.49	3-26-2037	64,893	64,617
Morgan Stanley Capital I Trust Series 2012-C4 Class C ±144A	5.53	3-15-2045	900,000	932,141
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.12	11-25-2034	1,165,049	1,049,241
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.48	3-25-2035	62,015	60,381
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.75	5-25-2035	87,002	87,106
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 ±144A	3.32	12-26-2035	55,248	55,653
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	801,585	814,050
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.39	2-25-2036	220,797	218,666
Residential Asset Securities Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	296,354	298,393
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12-25-2034	200,000	200,093
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.23	12-25-2030	200,085	198,335
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	762,374	773,290
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.95	4-20-2033	38,463	36,942
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.69	3-25-2034	81,387	80,012
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.79	5-25-2035	55,874	55,593
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.49	10-25-2027	128,958	126,562
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.33	11-25-2033	350,972	348,839
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,320,291
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	374,527	392,408

Total Non-Agency Mortgage Backed Securities (Cost $49,411,020)				51,762,527

	Dividend yield		Shares
Preferred Stocks : 0.17%

Financials : 0.17%

Diversified Financial Services : 0.17%
GMAC Capital Trust I ±	8.13		44,400	1,178,820

Total Preferred Stocks (Cost $1,130,339)				1,178,820

Term Loans : 18.76%
ADS Waste Holdings Incorporated	4.25	10-9-2019	1,079,690	1,087,097
Advantage Sales & Marketing LLC	8.25	6-17-2018	452,143	462,316
Albertson’s LLC	4.25	3-21-2016	301,824	302,579
Albertson’s LLC	4.75	3-21-2019	196,926	197,788
Alliance Laundry Systems LLC	4.50	12-7-2018	1,794,923	1,811,382
Alliance Laundry Systems LLC	9.50	12-10-2019	2,028,122	2,063,614
Allison Transmission Incorporated	3.20	8-7-2017	968,013	974,054
Allison Transmission Incorporated	4.25	8-23-2019	2,447,434	2,465,252
American Capital Holdings Incorporated	5.50	8-22-2016	315,167	316,481
Ameristar Casinos Incorporated	4.00	4-14-2018	992,686	993,570
Applied Systems Incorporated	4.25	12-8-2016	585,431	587,995
Applied Systems Incorporated	8.25	6-8-2017	420,000	422,100
Arris Group Incorporated	3.50	4-17-2020	897,750	895,129
Barrington Broadcasting Group LLC	7.50	6-14-2017	3,000,875	3,004,626
Capital Automotive LP	4.00	4-5-2019	3,258,516	3,279,892

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Capital Automotive LP	6.00%	4-30-2020	$1,460,000	$1,501,975
CBAC Borrower LLC	8.25	7-2-2020	1,200,000	1,236,000
CCC Information Services Incorporated	4.00	12-20-2019	597,997	598,733
CCM Merger Incorporated	5.00	3-1-2017	2,886,697	2,908,347
CDW LLC <	3.50	4-29-2020	898,000	892,199
Centaur LLC	5.25	2-20-2019	99,750	100,373
Centaur LLC	8.75	2-20-2020	1,325,000	1,334,938
Charter Communications Operating LLC	3.00	1-4-2021	1,856,250	1,846,969
Covanta Energy Holdings	3.50	3-28-2019	2,567,500	2,585,164
Cricket Communications Incorporated	4.75	10-10-2019	298,500	300,864
Crown Castle International Corporation	3.25	1-31-2019	6,550,458	6,552,488
DaVita HealthCare Partners Incorporated	4.00	11-1-2019	1,135,407	1,140,675
DineEquity Incorporated	3.75	10-19-2017	1,409,152	1,426,330
Dunkin’ Brands Incorporated	3.75	2-11-2020	3,111,007	3,125,007
Entercom Radio LLC	5.01	11-23-2018	1,399,255	1,413,682
Federal-Mogul Corporation	2.14	12-27-2014	3,393,350	3,344,588
Federal-Mogul Corporation	2.14	12-27-2015	3,920,145	3,863,812
Focus Brands Incorporated	4.27	2-21-2018	850,950	852,813
Focus Brands Incorporated	10.25	8-21-2018	2,023,863	2,054,221
Genesys Telecommunicattion Holdings U.S. Incorporated	4.00	2-8-2020	623,438	624,996
Getty Images Incorporated	4.75	10-18-2019	759,629	759,470
Goodyear Tire & Rubber Company	4.75	4-30-2019	6,200,000	6,243,338
HHI Holdings LLC	5.00	10-5-2018	1,572,900	1,582,731
Hub International Limited	3.69	6-13-2017	698,250	701,448
Interactive Data Corporation	3.75	2-11-2018	3,349,546	3,355,843
Kronos Incorporated	4.50	10-30-2019	492,153	495,229
Level 3 Financing Incorporated	4.75	2-1-2016	1,730,781	1,738,137
LIN Television Corporation	4.00	12-21-2018	744,340	747,444
Local TV Finance LLC	4.19	5-7-2015	3,038,233	3,041,484
LPL Holdings Incorporated	3.25	3-29-2019	3,727,907	3,720,153
MedAssets Incorporated	4.00	12-13-2019	317,678	319,133
MGM Resorts International	3.50	12-20-2019	1,369,060	1,369,635
Mission Broadcasting Incorporated	4.25	12-3-2019	286,612	289,479
Nexstar Broadcasting Incorporated	4.25	12-3-2019	677,949	684,728
Nielsen Finance LLC	2.94	5-2-2016	483,528	485,946
Novelis Incorporated	3.75	3-10-2017	982,471	987,383
nTelos Incorporated	5.75	11-9-2019	1,325,457	1,321,321
Nusil Technology LLC	5.25	4-7-2017	396,730	396,532
Penn National Gaming Incorporated	3.75	7-14-2018	1,809,722	1,817,268
Philadelphia Energy Solutions LLC	6.25	4-4-2018	2,867,813	2,846,304
Phillips Van Heusen Corporation	3.25	2-13-2020	507,908	509,655
Prestige Brands Incorporated	3.78	1-31-2019	219,129	220,910
Progressive Waste Solutions Limited	3.50	10-24-2019	1,600,486	1,612,490
Riverbed Technology Incorporated	4.00	12-18-2019	149,768	150,985
SBA Senior Finance II LLC	3.75	6-30-2018	725,744	727,559
SBA Senior Finance II LLC	3.75	9-20-2019	150,097	150,660
Sedgwick CMS Holdings Incorporated	8.00	12-12-2018	500,000	507,500
Spin Holdco Incorporated	4.25	11-14-2019	1,110,000	1,115,894
Springleaf Finance Corporation	5.50	5-10-2017	336,000	336,212
Starwood Property Trust Incorporated	3.50	4-17-2020	349,125	349,125
Syniverse Holdings Incorporated	5.00	4-23-2019	990,000	994,128
Syniverse Holdings,Incorporated	4.00	4-23-2019	175,000	175,292
Tallgrass Energy Partners LP	5.25	11-13-2018	1,739,630	1,754,851
Telesat Holdings Incorporated	3.50	3-28-2019	2,623,550	2,630,922
Tempur-Pedic International Incorporated	3.50	3-18-2020	943,725	939,714
Texas Competitive Electric Holdings LLC	3.72	10-10-2014	20,096,983	14,258,809
The Weather Channel LLC	7.00	6-26-2020	200,000	204,500
Total Safety US Incorporated	9.25	8-21-2020	289,275	294,337
Transdigm Group Incorporated	3.75	2-28-2020	3,473,459	3,486,484
United Surgical Partners International Incorporated	4.25	4-19-2017	1,921,978	1,924,381
United Surgical Partners International Incorporated	4.75	4-3-2019	1,607,754	1,616,468
Valeant Pharmaceuticals International Incorporated Series C	3.50	12-11-2019	201,574	203,400
Valeant Pharmaceuticals International Incorporated Series D	3.50	2-13-2019	1,687,271	1,701,326
Washington Multifamily Laundry Systems LLC	5.25	2-21-2019	1,665,825	1,669,990

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Wendy’s International Incorporated	3.25%	5-15-2019	$1,354,889	$1,359,130

Total Term Loans (Cost $131,484,585)				128,365,777

Yankee Corporate Bonds and Notes : 7.75%

Consumer Discretionary : 0.58%

Diversified Consumer Services : 0.10%
Anglo American Capital Company 144A	4.13	9-27-2022	750,000	704,266

Media : 0.48%
Grupo Televisa SA	6.00	5-15-2018	750,000	847,500
Myriad International Holdings BV 144A	6.00	7-18-2020	500,000	516,250
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	809,025
Videotron Limited	9.13	4-15-2018	363,000	381,150
WPP Finance 2010 Company	3.63	9-7-2022	750,000	712,119

				3,266,044

Consumer Staples : 0.33%

Beverages : 0.11%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	789,152

Food Products : 0.11%
BRF SA 144A	5.88	6-6-2022	750,000	761,250

Tobacco : 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	739,651

Energy : 0.92%

Energy Equipment & Services : 0.12%
Ensco plc	4.70	3-15-2021	750,000	804,373

Oil, Gas & Consumable Fuels : 0.80%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	1,685,411	1,474,735
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	137,792	120,568
Petrobras International Finance Company	5.38	1-27-2021	670,000	667,672
Petroleos Mexicanos	4.88	1-24-2022	750,000	770,625
Petroplus Finance Limited	5.75	1-20-2020	650,000	671,832
TNK BP Finance SA	6.63	3-20-2017	1,150,000	1,260,630
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	519,312

				5,485,374

Financials : 1.59%

Commercial Banks : 0.88%
Banco de Brasil 144A	5.88	1-26-2022	750,000	720,000
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	631,755
Export Import Bank of Korea	5.00	4-11-2022	750,000	814,151
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,524,600
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	808,682
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	799,620
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	739,440

				6,038,248

Consumer Finance : 0.57%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	3,660,000	3,861,300

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 0.14%
Corporación Andina de Fomento	4.38%	6-15-2022	$958,000	$968,704
Preferred Term Securities XII Limited (i)(s)	0.00	12-24-2033	635,000	6

				968,710

Health Care : 0.29%

Pharmaceuticals : 0.29%
VPII Escrow Corporation 144A	6.75	8-15-2018	680,000	717,400
VPII Escrow Corporation 144A	7.50	7-15-2021	1,210,000	1,297,725

				2,015,125

Industrials : 0.28%

Airlines : 0.08%
Aguila 3 SA	7.88	1-31-2018	500,000	517,500

Commercial Services & Supplies : 0.09%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	605,664

Road & Rail : 0.11%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	786,947

Information Technology : 0.65%

Computers & Peripherals : 0.53%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	650,000	620,750
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	722,313
Seagate Technology HDD Holdings	6.88	5-1-2020	1,035,000	1,122,975
Seagate Technology HDD Holdings	7.00	11-1-2021	1,050,000	1,141,875

				3,607,913

Internet Software & Services : 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	805,113

Materials : 0.78%

Metals & Mining : 0.60%
ArcelorMittal	5.00	2-25-2017	725,000	746,750
Novelis Incorporated	8.38	12-15-2017	550,000	592,625
Novelis Incorporated	8.75	12-15-2020	725,000	799,313
Vale Overseas Limited	4.38	1-11-2022	750,000	711,015
Vedanta Resources plc 144A	6.00	1-31-2019	1,300,000	1,267,500

				4,117,203

Paper & Forest Products : 0.18%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,232,400

Telecommunication Services : 2.23%

Diversified Telecommunication Services : 2.01%
Ericsson LM	4.13	5-15-2022	750,000	743,047
Intelsat Bermuda Limited 144A	7.75	6-1-2021	1,195,000	1,257,738
Intelsat Bermuda Limited 144A	8.13	6-1-2023	530,000	569,750
Intelsat Jackson Holdings Limited 144A	5.50	8-1-2023	2,900,000	2,784,000
Intelsat Jackson Holdings Limited	7.25	4-1-2019	2,055,000	2,221,969
Intelsat Jackson Holdings Limited	7.50	4-1-2021	525,000	571,594
Intelsat Jackson Holdings Limited	8.50	11-1-2019	1,400,000	1,545,250
Intelsat Jackson Holdings SA	7.25	10-15-2020	1,775,000	1,921,438
Qtel International Finance Limited	5.00	10-19-2025	300,000	303,750
Sable International Finance Limited	7.75	2-15-2017	350,000	371,000

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Virgin Media Finance plc		6.50%	1-15-2018	$650,000	$677,625
Vivendi SA 144A		4.75	4-12-2022	750,000	758,903

					13,726,064

Wireless Telecommunication Services : 0.22%
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	750,000	740,625
Telesat Canada Incorporated 144A		6.00	5-15-2017	775,000	790,500

					1,531,125

Utilities : 0.10%

Electric Utilities : 0.10%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	679,250

Total Yankee Corporate Bonds and Notes (Cost $52,279,303)					53,042,672

		Yield		Shares
Short-Term Investments : 1.44%

Investment Companies : 1.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.08		9,850,043	9,850,043

Total Short-Term Investments (Cost $9,850,043)					9,850,043

Total investments in securities (Cost $909,651,642)*	132.43%				906,280,124
Other assets and liabilities, net	(32.43)				(221,910,462)

Total net assets	100.00%				$684,369,662

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	Security issued on a when-issued basis.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $913,930,661 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,474,964
Gross unrealized depreciation	(39,125,501)

Net unrealized depreciation	$(7,650,537)

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of July 31, 2013, the Fund had unfunded loan commitments of $99,250.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$17,972,855	$0	$17,972,855
Asset-backed securities	0	804,851	0	804,851
Equity securities
Common stocks	617,072	0	0	617,072
Preferred stocks	1,178,820	0	0	1,178,820
Corporate bonds and notes	0	439,284,759	0	439,284,759
Foreign corporate bonds and notes	0	26,407,826	0	26,407,826
Foreign government bonds	0	176,656,485	0	176,656,485
Municipal obligations	0	336,437	0	336,437
Non agency mortgage-backed securities	0	51,762,527	0	51,762,527
Term loans	0	117,751,104	10,614,673	128,365,777
Yankee corporate bonds and notes	0	53,042,672	0	53,042,672
Short-term investments
Investment companies	9,850,043	0	0	9,850,043

	$11,645,935	$884,019,516	$10,614,673	$906,280,124

As of July 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(943,008)	$0	$(943,008)

+	Forward foreign currency contracts are presented at the unrealized losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of October 31, 2012	$2,322	$16,839,203	$16,841,525
Accrued discounts (premiums)	0	6,512	6,512
Realized gains (losses)	0	(7,637)	(7,637)
Change in unrealized gains (losses)	(2,322)	(85,247)	(87,569)
Purchases	0	10,691,589	10,691,589
Sales	0	(16,829,747)	(16,829,747)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of July 31, 2013	$0	$10,614,673	$10,614,673

Change in unrealized gains (losses) relating to securities still held at July 31, 2013	$(2,322)	$33,759	$31,437

The investments types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

As of July 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At July 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
8-7-2013	State Street Bank	235,000,000 THB	$7,505,805	$7,963,132	$(457,327)
8-28-2013	State Street Bank	23,150,000 MYR	7,125,900	7,599,383	(473,483)
9-24-2013	State Street Bank	195,000,000 HUF	862,621	851,454	11,167

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver	U.S. value at July 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
9-24-2013	State Street Bank	1,400,000,000 HUF	$6,193,177	$6,119,149	$(74,028)
10-30-2013	State Street Bank	14,500,000 TRY	7,363,138	7,394,941	31,803
10-31-2013	State Street Bank	18,500,000 ZAR	1,851,300	1,870,160	18,860

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 25, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 25, 2013